Other financial investments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Other financial investments measured at fair value through profit or loss
Other financial investments measured at fair value through profit or loss

23. Other financial investments measured at fair value through profit or loss

The following is a summary of other financial investments measured at fair value through profit or loss :

		As of December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Investments in ordinary shares and preferred shares	(i)	1,318,573	2,096,140	3,493,969
Investments in limited partnerships	(ii)	1,225,642	1,147,455	1,705,035
Other investments		342,504	358,464	290,229
Total		2,886,719	3,602,059	5,489,233
(i)	Investments in ordinary shares and preferred shares

The ordinary shares investments include investments in both listed companies and unlisted companies. The fair values of investment in the listed companies are determined based on the closing prices quoted in active markets (Level 1: quoted price in active markets). The fair values of investment in unlisted companies are measured using a valuation technique with unobservable inputs and hence classified as Level 3 of the fair value hierarchy.

The preferred shares investments are investments in convertible redeemable preferred shares or ordinary shares with preferential rights. The Group has the right to require and demand the investees to redeem all of the shares held by the Group at guaranteed predetermined fixed amount upon redemption events which are out of control of issuers. Hence, these investments are accounted for as debt instruments and are measured as financial assets at FVTPL.

Refer to Note 4.3.4 for the major assumptions used in the valuation for investments in ordinary shares and preferred shares of unlisted companies.

(ii)	Investments in limited partnerships

Management had assessed the level of influence that the Group was able to exercise on certain financial assets measured at FVTPL with shareholding exceeding 20%. Since these investments were interests in limited partnerships without significant influence, they are classified as financial instruments and are measured at FVTPL.